Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 679	$ 585
Share of net income	61	126
Associates [member]
Disclosure of associates [line items]
Carrying amount	782	708
Share of net income	$ 124	$ 148